Commitments - Schedule of Purchase Commitments for Capital Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Purchase Commitments for Capital Assets [Abstract]
Commitments	$ 3,843	$ 6,641